Amount Owing to Directors	12 Months Ended
Dec. 31, 2024
Amount Owing To Directors
Amount Owing to Directors

Note 9 – Amount Owing to Directors

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Amount owing to directors	$1,259,875	$1,069,384
Total amount owing to directors	$1,259,875	$1,069,384

The amount owing to directors are unsecured, interest-free and repayable on demand.